INTANGIBLE ASSETS, NET (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 17,370	$ 17,370
Accumulated amortization	15,826	14,178
Intangible assets, net	1,544	3,192
Amortization expense	1,648	1,865	$ 2,121
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	8,600	8,600
Accumulated amortization	7,314	6,082
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	800	800
Accumulated amortization	$ 800	800
Useful lives	2 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 7,970	7,970
Accumulated amortization	$ 7,712	$ 7,296